DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Long Term Debt [Abstract]
Schedule Of Long-term Debt
LONG-TERM DEBT
(Dollars in millions)
	December 31,
	2012	2011
SDG&E
First mortgage bonds:
6.8% June 1, 2015	$14	$14
5.3% November 15, 2015	250	250
1.65% July 1, 2018(1)	161	161
5.85% June 1, 2021(1)	60	60
3% August 15, 2021	350	350
6% June 1, 2026	250	250
5% to 5.25% December 1, 2027(1)	150	150
5.875% January and February 2034(1)	176	176
5.35% May 15, 2035	250	250
6.125% September 15, 2037	250	250
4% May 1, 2039(1)	75	75
6% June 1, 2039	300	300
5.35% May 15, 2040	250	250
4.5% August 15, 2040	500	500
3.95% November 15, 2041	250	250
4.3% April 1, 2042	250	―
	3,536	3,286
Other long-term debt (unsecured unless otherwise noted):
5.9% Notes June 1, 2014	130	130
5.3% Notes July 1, 2021(1)	39	39
5.5% Notes December 1, 2021(1)	60	60
4.9% Notes March 1, 2023(1)	25	25
5.2925% OMEC LLC loan
payable 2013 through April 2019 (secured by plant assets)	345	355
Capital lease obligations:
Purchased-power agreements	178	180
Other	7	13
	784	802
	4,320	4,088
Current portion of long-term debt	(16)	(19)
Unamortized discount on long-term debt	(12)	(11)
Total SDG&E	4,292	4,058

SoCalGas
First mortgage bonds:
4.8% October 1, 2012	―	250
5.5% March 15, 2014	250	250
5.45% April 15, 2018	250	250
5.75% November 15, 2035	250	250
5.125% November 15, 2040	300	300
3.75% September 15, 2042	350	―
	1,400	1,300
Other long-term debt (unsecured):
4.75% Notes May 14, 2016(1)	8	8
5.67% Notes January 18, 2028	5	5
Capital lease obligations	4	11
	17	24
	1,417	1,324
Current portion of long-term debt	(4)	(257)
Unamortized discount on long-term debt	(4)	(3)
Total SoCalGas	1,409	1,064

LONG-TERM DEBT (Continued)
(Dollars in millions)
	December 31,
	2012	2011
Sempra Energy
Other long-term debt (unsecured):
6% Notes February 1, 2013	400	400
8.9% Notes November 15, 2013, including $200 at variable rates after fixed-to-floating
rate swaps effective January 2011 (8.05% at December 31, 2012)	250	250
2% Notes March 15, 2014	500	500
Notes at variable rates (1.07% at December 31, 2012) March 15, 2014	300	300
6.5% Notes June 1, 2016, including $300 at variable rates after fixed-to-floating
rate swaps effective January 2011 (4.64% at December 31, 2012)	750	750
2.3% Notes April 1, 2017	600	―
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
2.875% Notes October 1, 2022	500	―
6% Notes October 15, 2039	750	750
Employee Stock Ownership Plan Bonds at variable rates payable on demand November 1, 2014(1)	―	8
Market value adjustments for interest rate swaps, net (expire November 2013 and June 2016)	19	16
Sempra Global
Other long-term debt (unsecured):
Commercial paper borrowings at variable rates, classified as long-term debt
(0.62% weighted average at December 31, 2012)	300	400
Sempra South American Utilities
Other long-term debt (unsecured):
Chilquinta Energía
2.75% Series A Bonds October 30, 2014(1)	86	24
4.25% Series B Bonds October 30, 2030(1)	224	202
Luz del Sur
Bank loans 6.2% to 6.75% payable 2013 through December 2016	31	41
Notes at 4.75% to 7.09% payable 2013 through October 2022	284	185
Sempra Renewables
Other long-term debt (secured):
Loan at variable rates payable 2013 through December 2028, including $83 at 4.54%
after floating-to-fixed rate swaps effective June 2012 (2.82% at December 31, 2012)(1)	111	―
Loans at 2.24% to 2.26% payable 2013 through January 2031	286	―
Sempra Natural Gas
First mortgage bonds (Mobile Gas):
4.14% September 30, 2021	20	20
5% September 30, 2031	42	42
Other long-term debt (unsecured unless otherwise noted):
Notes at 2.87% to 3.51% payable 2013(1)(2)	17	24
9% Notes May 13, 2013	1	1
8.45% Notes payable 2013 through December 2017, secured	25	29
4.5% Notes July 1, 2024, secured(1)	74	21
Industrial development bonds at variable rates (0.15% at December 31, 2012)
August 15, 2037, secured(1)	55	55
	6,625	5,018
Current portion of long-term debt	(705)	(60)
Unamortized discount on long-term debt	(8)	(9)
Unamortized premium on long-term debt	8	7
Total other Sempra Energy	5,920	4,956
Total Sempra Energy Consolidated	$11,621	$10,078
(1)	Callable long-term debt.
(2)	Classified as long-term debt based on management's intent and ability to convert the debt to equity upon maturity.

Schedule Of Maturities Of Long Term Debt [Abstract]
Schedule Of Maturities Of Long-term Debt
MATURITIES OF LONG-TERM DEBT(1)
(Dollars in millions)
					Total
				Other	Sempra
				Sempra	Energy
	SDG&E	SoCalGas		Energy	Consolidated
2013	$10	$	―	$721	$731
2014	140		250	970	1,360
2015	274		―	70	344
2016	10		8	796	814
2017	10		―	649	659
Thereafter	3,691		1,155	3,400	8,246
Total	$4,135		$1,413	$6,606	$12,154
(1)	Excludes capital lease obligations and market value adjustments for interest rate swaps.

Schedule Of Callable Long Term Debt [Abstract]
Schedule Of Callable Long-term Debt
CALLABLE LONG-TERM DEBT
(Dollars in millions)
					Total
				Other	Sempra
				Sempra	Energy
	SDG&E	SoCalGas		Energy	Consolidated
2013	$105	$	―	$343	$448
2014	124		―	224	348
2015	266		―	―	266
2016	―		8	―	8
2017	75		―	―	75
after 2017	176		―	―	176
Total	$746		$8	$567	$1,321
Callable bonds subject to make-whole provisions	$2,900		$1,400	$4,837	$9,137

Schedule Of Segment Long Term Debt [Abstract]
Schedule of segment long-term debt
2012 ISSUANCES OF LONG TERM DEBT – LUZ DEL SUR
(Dollars in millions)
	Amount at
Month Issued	Issuance	Interest Rate	Maturity Date
February	$21	5.97%	February 8, 2017
February	9	6.34%	February 8, 2019
July	25	5.44%	July 6, 2019
October	30	5.25%	October 29, 2022
December	30	4.75%	December 14, 2020